Deferred Revenue - Schedule of Changes in Deferred Revenue (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023
Deferred Revenue [Abstract]
Balance		$ 543	[1]	$ 580	[2]
Additions		165		176
Revenue recognized in the reported period		(568)		(213)
Balance	[1]	$ 140		$ 543

[1]	Includes only short term deferred revenue in the Company’s consolidated balance sheets as of December 31, 2024 and 2023.
[2]	Includes $398 thousand under long term deferred revenue in the Company’s consolidated balance sheets as of January 1, 2023.